Preferred Stock and Warrants: (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Outstanding | shares	1,611,772
Warrants Outstanding, Warrants granted | shares	133,781,529
Warrants Outstanding, Warrants exercised | shares	(565,061)
Outstanding | shares	134,828,240
Weighted-Average Exercise Price, Outstanding | $ / shares	$ 0.82
Weighted-Average Exercise Price, Warrants granted | $ / shares	1.06
Weighted-Average Exercise Price, Warrants exercised | $ / shares	0.01
Weighted-Average Exercise Price, Outstanding | $ / shares	$ 1.06